Loss per share (Tables)	12 Months Ended
Dec. 31, 2025
Loss Per Share
Schedule of loss per share

	2025 £’000	2024 £’000	2023 £’000
Numerator
Loss used in basic EPS and diluted EPS:
Continuing operations	(6,384)	(5,729)	(7,079)
Denominator
Weighted average number of ordinary shares used in basic EPS:	54,861,066,264	4,952,784,179	315,849,600
Basic and diluted loss per share:
Continuing operations	(0.0001)	(0.001)	(0.02)